Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments:
Overview
PMI operates in markets outside of the United States of America, with manufacturing and sales facilities in various locations around the world. PMI utilizes certain financial instruments to manage foreign currency and interest rate exposure. Derivative financial instruments are used by PMI principally to reduce exposures to market risks resulting from fluctuations in foreign currency exchange rates by creating offsetting exposures. PMI is not a party to leveraged derivatives and, by policy, does not use derivative financial instruments for speculative purposes. Financial instruments qualifying for hedge accounting must maintain a specified level of effectiveness between the hedging instrument and the item being hedged, both at inception and throughout the hedged period. PMI formally documents the nature and relationships between the hedging instruments and hedged items, as well as its risk-management objectives, strategies for undertaking the various hedge transactions and method of assessing hedge effectiveness. Additionally, for hedges of forecasted transactions, the significant characteristics and expected terms of the forecasted transaction must be specifically identified, and it must be probable that each forecasted transaction will occur. If it were deemed probable that the forecasted transaction would not occur, the gain or loss would be recognized in earnings. PMI reports its net transaction gains or losses in marketing, administration and research costs on the consolidated statements of earnings.
PMI uses deliverable and non-deliverable forward foreign exchange contracts, foreign currency swaps and foreign currency options, collectively referred to as foreign exchange contracts, to mitigate its exposure to changes in exchange and interest rates from third-party and intercompany actual and forecasted transactions. The primary currencies to which PMI is exposed include the Australian dollar, Euro, Indonesian rupiah, Japanese yen, Mexican peso, Russian ruble, Swiss franc and Turkish lira. At December 31, 2013 and 2012, PMI had contracts with aggregate notional amounts of $16.8 billion and $13.7 billion, respectively. Of the $16.8 billion aggregate notional amount at December 31, 2013, $2.3 billion related to cash flow hedges, $3.3 billion related to hedges of net investments in foreign operations and $11.2 billion related to other derivatives that primarily offset currency exposures on intercompany financing. Of the $13.7 billion aggregate notional amount at December 31, 2012, $2.7 billion related to cash flow hedges, $1.1 billion related to hedges of net investments in foreign operations and $9.9 billion related to other derivatives that primarily offset currency exposures on intercompany financing.

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The fair value of PMI’s foreign exchange contracts included in the consolidated balance sheet as of December 31, 2013 and 2012, were as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
(in millions)	Balance Sheet Classification	2013	2012	Balance Sheet Classification	2013	2012
Foreign exchange contracts designated as hedging instruments	Other current assets	$111	$146	Other accrued liabilities	$44	$8
	Other assets	—	—	Other liabilities	46	—
Foreign exchange contracts not designated as hedging instruments	Other current assets	42	14	Other accrued liabilities	12	47
				Other liabilities	14	—
Total derivatives		$153	$160		$116	$55

Hedging activities, which represent movement in derivatives as well as the respective underlying transactions, had the following effect on PMI’s consolidated statements of earnings and other comprehensive earnings:
:

	For the Year Ended December 31, 2013
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$319		$—		$319
Cost of sales	6		—		6
Marketing, administration and research costs	—		1		1
Operating income	325		1		326
Interest expense, net	(56)		3		(53)
Earnings before income taxes	269		4		273
Provision for income taxes	(34)		2		(32)
Net earnings attributable to PMI	$235		$6		$241

Other Comprehensive Earnings/(Losses):
Gains transferred to earnings	$(269)			$34	$(235)
Recognized gains	236			(30)	206
Net impact on equity	$(33)			$4	$(29)
Currency translation adjustments		$(79)		$27	$(52)

	For the Year Ended December 31, 2012
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$66		$—		$66
Cost of sales	19		—		19
Marketing, administration and research costs	—		—		—
Operating income	85		—		85
Interest expense, net	(60)		14		(46)
Earnings before income taxes	25		14		39
Provision for income taxes	(3)		1		(2)
Net earnings attributable to PMI	$22		$15		$37

Other Comprehensive Earnings/(Losses):
Gains transferred to earnings	$(25)			$3	$(22)
Recognized gains	113			(14)	99
Net impact on equity	$88			$(11)	$77
Currency translation adjustments		$(19)		$5	$(14)

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	For the Year Ended December 31, 2011
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$(17)		$—		$(17)
Cost of sales	34		—		34
Marketing, administration and research costs	—		—		—
Operating income	17		—		17
Interest expense, net	(37)		56		19
Earnings before income taxes	(20)		56		36
Provision for income taxes	2		(13)		(11)
Net earnings attributable to PMI	$(18)		$43		$25

Other Comprehensive Earnings/(Losses):
Losses transferred to earnings	$20			$(2)	$18
Recognized losses	(4)			(1)	(5)
Net impact on equity	$16			$(3)	$13
Currency translation adjustments		$2		$—	$2

Each type of hedging activity is described in greater detail below.
Cash Flow Hedges
PMI has entered into foreign exchange contracts to hedge foreign currency exchange risk related to certain forecasted transactions. The effective portion of gains and losses associated with qualifying cash flow hedge contracts is deferred as a component of accumulated other comprehensive losses until the underlying hedged transactions are reported in PMI’s consolidated statements of earnings. During the years ended December 31, 2013, 2012 and 2011, ineffectiveness related to cash flow hedges was not material. As of December 31, 2013, PMI has hedged forecasted transactions for periods not exceeding the next twelve months. The impact of these hedges is included in operating cash flows on PMI’s consolidated statement of cash flows.
For the years ended December 31, 2013, 2012 and 2011, foreign exchange contracts that were designated as cash flow hedging instruments impacted the consolidated statements of earnings and comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Cash Flow Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives
		2013	2012	2011	2013	2012	2011
Foreign exchange contracts					$236	$113	$(4)
	Net revenues	$319	$66	$(17)
	Cost of sales	6	19	34
	Interest expense, net	(56)	(60)	(37)
Total		$269	$25	$(20)	$236	$113	$(4)
Hedges of Net Investments in Foreign Operations
PMI designates certain foreign currency denominated debt and foreign exchange contracts as net investment hedges of its foreign operations. For the years ended December 31, 2013, 2012 and 2011, these hedges of net investments resulted in losses, net of income taxes, of $285 million, $95 million and $37 million, respectively. These losses were reported as a component of accumulated other comprehensive losses within currency translation adjustments. For the years ended December 31, 2013, 2012 and 2011, ineffectiveness related to net investment hedges was not material. Other investing cash flows on PMI’s consolidated statements of cash flows include the premiums paid for and settlements of net investment hedges.

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For the years ended December 31, 2013, 2012 and 2011, foreign exchange contracts that were designated as net investment hedging instruments impacted the consolidated statements of earnings and comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Net Investment Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives
		2013	2012	2011	2013	2012	2011
Foreign exchange contracts					$(79)	$(19)	$2
	Interest expense, net	$—	$—	$—

Other Derivatives
PMI has entered into foreign exchange contracts to hedge the foreign currency exchange and interest rate risks related to intercompany loans between certain subsidiaries, and third-party loans. While effective as economic hedges, no hedge accounting is applied for these contracts; therefore, the unrealized gains (losses) relating to these contracts are reported in PMI’s consolidated statement of earnings. For the years ended December 31, 2013, 2012 and 2011, the gains from contracts for which PMI did not apply hedge accounting were $99 million, $102 million and $34 million, respectively. The gains from these contracts substantially offset the losses generated by the underlying intercompany and third-party loans being hedged.

As a result, for the years ended December 31, 2013, 2012 and 2011, these items impacted the consolidated statement of earnings as follows:

(pre-tax, in millions)
Derivatives not Designated as Hedging Instruments	Statement of Earnings Classification of Gain/(Loss)	Amount of Gain/(Loss) Recognized in Earnings
		2013	2012	2011
Foreign exchange contracts
	Marketing, administration and research costs	$1	$—	$—
	Interest expense, net	3	14	56
Total		$4	$14	$56

Qualifying Hedging Activities Reported in Accumulated Other Comprehensive Losses

Derivative gains or losses reported in accumulated other comprehensive losses are a result of qualifying hedging activity. Transfers of these gains or losses to earnings are offset by the corresponding gains or losses on the underlying hedged item. Hedging activity affected accumulated other comprehensive losses, net of income taxes, as follows:

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Gain as of January 1,	$92	$15	$2
Derivative (gains)/losses transferred to earnings	(235)	(22)	18
Change in fair value	206	99	(5)
Gain as of December 31,	$63	$92	$15

At December 31, 2013, PMI expects $68 million of derivative gains that are included in accumulated other comprehensive losses to be reclassified to the consolidated statement of earnings within the next twelve months. These gains are expected to be substantially offset by the statement of earnings impact of the respective hedged transactions.
Contingent Features
PMI’s derivative instruments do not contain contingent features.
Credit Exposure and Credit Risk
PMI is exposed to credit loss in the event of non-performance by counterparties. While PMI does not anticipate non-performance, its risk is limited to the fair value of the financial instruments less any cash collateral received or pledged. PMI actively monitors its exposure to credit risk through the use of credit approvals and credit limits and by selecting and continuously monitoring a diverse group of major international banks and financial institutions as counterparties.
Fair Value
See Note 16. Fair Value Measurements and Note 22. Balance Sheet Offsetting for additional discussion of derivative financial instruments.

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